Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000088731
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 30,944	$ 26,307	$ 23,975	$ 25,474	$ 20,848	$ 18,764	$ 16,375	$ 15,237	$ 12,357	$ 11,591	$ 10,904	$ 10,000
C000027654
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 28,873	24,571	22,447	23,918	19,620	17,699	15,484	14,446	11,741	11,045	10,423	9,577
C000027656
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 27,997	23,924	22,008	23,633	19,536	17,754	15,654	14,711	12,045	11,419	10,847	10,000
C000027659
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 31,022	26,357	24,013	25,518	20,867	18,772	16,385	15,238	12,353	11,588	10,902	10,000
C000135447
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 31,153	26,468	24,104	25,610	20,933	18,830	16,413	15,259	12,359	11,588	10,896	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	$ 28,386	$ 24,935	$ 27,464	$ 21,470	$ 18,279	$ 15,743	$ 14,813	$ 12,056	$ 11,157	$ 10,858	$ 10,000